Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Undistributed earnings of certain foreign subsidiaries	$ 3,900
Income taxes paid, net	647	$ 527
Income tax loss carryforwards	1,920
Tax credit carryforwards	24
Total losses	$ 1,250
Expiry date of losses	Between 2016 and 2035
Gross unrecognized tax benefits	$ 221	202	$ 238
Recognized tax benefits	158	177
Interest and penalties on the unrecognized tax benefits	21	24
Recoveries/(expenses) related to changes in reserves for interest and penalties	3	$ 18
Decrease in gross unrecognized tax benefits	50
Decrease in recognized tax benefits	$ 49